Simplify Volt TSLA Revolution ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 46.9%
U.S. Treasury Bill, 4.29%, 7/8/2025 (a)(b)
(Cost $7,414,674) ....................................................... $ 7,500,000 $ 7,414,556
Shares
Common Stocks – 21.1%
Consumer Discretionary – 21.1%
Tesla, Inc.*(b)
(Cost $4,662,202) ....................................................... 12,904 3,344,201
U.S. Exchange-Traded Funds – 14.8%
Equity Funds – 14.8%
Direxion Daily Tsla Bull 2x Shares
(Cost $2,242,935) ....................................................... 245,408 2,336,284
Money Market Funds – 6.7%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(c)
(Cost $1,062,100) ....................................................... 1,062,100 1,062,100
Number of
Contracts Notional Amount
Purchased Options – 2.9%
Puts – Exchange-Traded – 2.7%
MicroStrategy, Inc., April Strike Price $190, Expires 4/04/25(d) ............ 13 247,000 318
MicroStrategy, Inc., April Strike Price $200, Expires 4/04/25(d) ............ 28 560,000 1,120
MicroStrategy, Inc., April Strike Price $230, Expires 4/11/25(d) ............ 18 414,000 5,337
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25(d) .......... 9 1,656,000 180
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25(d) .......... 11 2,018,500 1,045
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25(d) .......... 11 2,073,500 2,695
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25(d) ............. 100 53,250,000 18,000
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25(d) ............. 51 27,540,000 19,890
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25(d) ............. 4 2,060,000 860
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25(d) ............. 4 2,100,000 1,400
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25(d) ............. 37 19,610,000 18,500
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25(d) ............. 4 2,100,000 3,180
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25(d) ............. 5 2,587,500 4,025
S&P 500 Index, April Strike Price $5,100, Expires 4/17/25(d) ............. 68 34,680,000 63,240
S&P 500 Index, May Strike Price $5,125, Expires 5/16/25(d) ............. 64 32,800,000 216,000
S&P 500 Index, May Strike Price $5,225, Expires 5/16/25(d) ............. 16 8,360,000 72,000
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25(d) ........... 67 1,742,000 134
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25(d) ........... 60 1,536,000 210
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25(d) ........... 100 2,600,000 800
428,934
Calls – Exchange-Traded – 0.2%
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25 ............... 27 15,660,000 9,720
S&P 500 Index, April Strike Price $6,000, Expires 4/04/25 ............... 3 1,800,000 30
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25 ............... 11 6,765,000 192
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25 ............... 9 5,607,000 113

Simplify Volt TSLA Revolution ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Purchased Options – 2.9% (continued)
Calls – Exchange-Traded – 0.2% (continued)
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25 ............... 12 $ 6,960,000 $ 25,800
35,855
Total Purchased Options (Cost $542,946) ............................................ 464,789
Total Investments – 92.4%
(Cost $15,924,857) ............................................................ $ 14,621,930
Other Assets in Excess of Liabilities – 7.6% ........................................... 1,205,876
Net Assets – 100.0% ............................................................ $ 15,827,806
Number of
Contracts Notional Amount
Written Options – (2.0)%
Puts – Exchange-Traded – (2.0)%
MicroStrategy, Inc., April Strike Price $240, Expires 4/04/25 .............. (13) $ (312,000) $ (2,281)
MicroStrategy, Inc., April Strike Price $250, Expires 4/04/25 .............. (28) (700,000) (7,280)
MicroStrategy, Inc., April Strike Price $280, Expires 4/11/25 .............. (18) (504,000) (25,965)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (9) (1,782,000) (8,280)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (11) (2,128,500) (7,975)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (11) (2,183,500) (21,945)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (100) (52,750,000) (13,000)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (51) (27,030,000) (7,778)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (37) (19,240,000) (9,805)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (4) (2,150,000) (3,840)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (4) (2,190,000) (9,460)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (4) (2,210,000) (19,180)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (5) (2,712,500) (15,925)
S&P 500 Index, April Strike Price $4,800, Expires 4/17/25 ............... (68) (32,640,000) (29,240)
S&P 500 Index, May Strike Price $4,825, Expires 5/16/25 ............... (64) (30,880,000) (99,840)
S&P 500 Index, May Strike Price $4,940, Expires 5/16/25 ............... (16) (7,904,000) (33,760)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (67) (1,809,000) (268)
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (60) (1,608,000) (510)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (100) (2,690,000) (1,700)
(318,032)
Total Written Options (Premiums Received $357,022) ................................... $ (318,032)
* Non Income Producing
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $4,963,999 have been pledged as collateral for options as of March 31, 2025.
(c) Rate shown reflects the 7-day yield as of March 31, 2025.
(d) Held in connection with Written Options.

Simplify Volt TSLA Revolution ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 46.9%
Common Stocks .............................................................................. 21.1%
U.S. Exchange-Traded Funds .................................................................... 14.8%
Money Market Funds .......................................................................... 6.7%
Purchased Options ............................................................................ 2.9%
Total Investments ............................................................................. 92.4%
Other Assets in Excess of Liabilities ............................................................... 7.6%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
At March 31, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
Tesla, Inc. 3/13/2026 5.09% (SOFR + 0.75%)(c) BOFA 4,282,599 $ 212,092
$ 212,092
(a)
The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)
There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)
Payments made quarterly.
Abbreviations:
BOFA : Bank of America